Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of income tax attributable to continuing and discontinued operations
Tax at U.S. statutory rates on consolidated loss subject to tax	$ 6,642		$ 1,756		$ (17,622)
Tax at U.S. statutory rates on consolidated loss subject to tax, percentage	35.00%		35.00%		35.00%
State income tax, net of Federal tax benefit	1,859		(299)		14
State income tax, net of Federal tax benefit, percentage	9.80%		(6.00%)		0.00%
Effect of permanent differences	256		565		673
Effect of permanent differences, percentage	(1.30%)		(11.30%)		1.30%
Tax effect of intercompany transfers of assets between the REIT and taxable REIT subsidiaries	730	[1]	(1,965)	[1]	5,694	[1]
Tax effect of intercompany transfers of assets between the REIT and taxable REIT subsidiaries, percentage	3.80%	[1]	(39.20%)	[1]	(11.30%)	[1]
Write-off of excess tax basis	0		0		(132)
Write-off of excess tax basis, percentage	0.00%		0.00%		0.30%
Increase in valuation allowance	0		522		1,822
Increase in valuation allowance, percentage	0.00%		10.40%		(3.60%)
Total expense (benefit)	$ 8,975		$ (551)		$ (10,897)
Reconciliation of income tax, percentage	47.30%		(11.10%)		21.70%

[1]	Includes the effect of assets contributed by the Aimco Operating Partnership to taxable REIT subsidiaries, for which deferred tax expense or benefit was recognized upon the sale or impairment of the asset by the taxable REIT subsidiary.